WITHHOLDING TAXES PAYABLE (Details Narrative) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021	Jul. 31, 2020	Feb. 01, 2020
Withholding Taxes Payable
Withholding tax payable long-term liabilitie			$ 146,237
Taxes payable	$ 151,907	$ 149,387